Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Non-current assets	€ 197,238	€ 196,685
Intangible assets	25,567	28,711
Right of use assets	20,392	41,603
Property, plant and equipment	136,198	112,435
Deferred tax assets	6,592	5,637
Other non-current assets	8,490	8,299
Current assets	262,824	424,660
Inventories	44,466	35,104
Trade receivables	41,645	23,912
Other current assets	50,633	74,079
Cash and cash equivalents	126,080	289,430
Assets classified as held for sale	0	2,134
TOTAL ASSETS	460,062	621,344
EQUITY
Share capital	20,837	20,755
Share premium	594,003	594,043
Other reserves	65,088	55,252
Retained earnings/(Accumulated deficit)	(450,253)	(306,974)
Loss for the period	(101,429)	(143,279)
TOTAL EQUITY	128,247	219,797
LIABILITIES
Non-current liabilities	172,952	124,156
Borrowings	132,768	87,227
Lease liabilities	29,090	28,163
Refund liabilities	6,303	6,635
Provisions	1,074	1,320
Deferred tax liabilities	3,638	694
Other liabilities	79	116
Current liabilities	158,863	277,392
Borrowings	44,079	11,580
Trade payables and accruals	44,303	41,491
Income tax liability	632	532
Tax and Employee-related liabilities	16,209	15,738
Lease liabilities	2,879	25,411
Contract liabilities	5,697	9,411
Refund liabilities	33,637	136,450
Provisions	10,835	31,257
Other liabilities	592	5,523
TOTAL LIABILITIES	331,815	401,547
TOTAL EQUITY AND LIABILITIES	€ 460,062	€ 621,344